Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Summary of Restructuring Related Balance Sheet Accounts

The following table summarizes the activity within the restructuring related balance sheet accounts during the year ended December 31, 2017 (in thousands):

	One-time termination benefits	Asset impairments and net loss on sale or disposal	Other(1)	Total
Balance at December 31, 2016	$2,564	$—	$—	$2,564

Costs incurred and charged to expense	512	210	118	840
Cash payments	(3,076)	—	(118)	(3,194)
Non-cash items	—	(210)	—	(210)

Balance at December 31, 2017	$—	$—	$—	$—

(1)	“Other” primarily reflects activities associated with the consolidation of our facilities and manufacturing operations, including contract termination costs.